Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net income (loss) attributable to Key	$ 1,829	$ (161)	$ 967
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Other operating activities, net	533	(139)	389
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	2,208	664	2,903
INVESTING ACTIVITIES
Net (increase) decrease in securities available for sale and in short-term and other investments	7,341	(6,687)	(8,385)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	3,219	2,497	1,417
FINANCING ACTIVITIES
Net proceeds from Scotiabank investment	0	2,771	0
Cash dividends paid	(1,054)	(927)	(911)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(5,883)	(2,359)	(4,266)
NET INCREASE (DECREASE) IN CASH AND DUE FROM BANKS	(456)	802	54
CASH AND DUE FROM BANKS AT BEGINNING OF YEAR	1,743	941	887
CASH AND DUE FROM BANKS AT END OF YEAR	1,287	1,743	941
Parent
OPERATING ACTIVITIES
Net income (loss) attributable to Key	1,829	(161)	967
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in net (income) loss less dividends from subsidiaries	(773)	588	(575)
Other operating activities, net	329	(752)	172
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	1,385	(325)	564
INVESTING ACTIVITIES
Net (increase) decrease in securities available for sale and in short-term and other investments	(26)	(19)	(14)
Advances to subsidiaries	0	(250)	0
Sale or repayments of advances to subsidiaries	0	200	16
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(26)	(69)	2
FINANCING ACTIVITIES
Net proceeds (payments) from issuance of long-term debt	(350)	1,000	0
Repurchase of Treasury Shares	(236)	(28)	(73)
Net proceeds from Scotiabank investment	0	2,771	0
Cash dividends paid	(1,054)	(927)	(912)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(1,640)	2,816	(985)
NET INCREASE (DECREASE) IN CASH AND DUE FROM BANKS	(281)	2,422	(419)
CASH AND DUE FROM BANKS AT BEGINNING OF YEAR	5,149	2,727	3,146
CASH AND DUE FROM BANKS AT END OF YEAR	$ 4,868	$ 5,149	$ 2,727